Aug. 20, 2015

PIMCO Funds
Supplement Dated August 20, 2015 to the
Tax-Efficient Strategy Funds Prospectus, dated July 31, 2015, as supplemented from time to time (the "Prospectus")
Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each a "Fund" and together the "Funds")

The following changes are made to each Fund effective on the dates noted below.
PIMCO California Intermediate Municipal Bond Fund
Effective September 1, 2015, the sixth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO California Intermediate Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays California Intermediate Municipal Bond Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2015 was 5.19 years.
PIMCO California Municipal Bond Fund
Effective September 1, 2015, the seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO California Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays California Municipal Bond Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2015 was 6.54 years.
In addition, effective September 1, 2015, the first sentence in the third paragraph of the "Principal Investment Strategies" section of the PIMCO California Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

PIMCO High Yield Municipal Bond Fund
Effective September 1, 2015, the first sentence of the third paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays High Yield Municipal Bond Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2015 was 7.42 years.
In addition, effective September 1, 2015, the first and second sentences of the second paragraph of the "Performance Information" section of the PIMCO High Yield Municipal Bond Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
Effective September 1, 2015, the Fund's primary benchmark is the Barclays High Yield Municipal Bond Index. The Barclays High Yield Municipal Bond Index is a rules-based, market-value-weighted index that measures the non-investment grade and non-rated U.S. tax-exempt bond market. To be included in the Index, bonds must be rated non-investment-grade (Ba1/BB+/BB+ or below) using the middle rating of the following rating agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine Index eligibility. If only one of the three agencies rates a security, that rating is used. Non-rated issues are also eligible. Bonds must have an outstanding par value of at least $3 million and must be issued as part of a transaction of at least $20 million. The bonds must be fixed-rate, have a dated-date after January 1, 1991, and must be at least one year from their maturity date. Defaulted securities, remarketed issues, taxable municipal bonds, bonds with floating rates, partially pre-refunded bonds where no new securities are issued, illiquid securities that lack reliable pricing, and private placements are excluded from the benchmark. The Fund's new primary benchmark was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to September 1, 2015, the Fund's primary benchmark was a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index.

In addition, effective September 1, 2015, the following disclosure is added above the row relating to the 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO High Yield Municipal Bond Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (07/31/2006)
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	13.84%	8.40%	4.77%

PIMCO Municipal Bond Fund
Effective September 1, 2015, the third sentence in the second paragraph of the "Principal Investment Strategies" section of the PIMCO Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.
In addition, effective September 1, 2015, the seventh sentence in the second paragraph of the "Principal Investment Strategies" section of the PIMCO Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays Municipal Bond Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2015 was 6.40 years.
In addition, effective September 1, 2015, the second paragraph of the "Performance Information" section of the PIMCO Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Effective September 1, 2015, the Fund's broad-based securities market index is the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and must be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to September 1, 2015, the Fund's broad-based securities market index was the Barclays Municipal 20 year Index (17-22 Year). The Barclays Municipal 20 Year Index (17-22 Year) is the 20 Year (17-22) component of the Barclays Municipal Bond Index. The Lipper General & Insured Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.
In addition, effective September 1, 2015, the following disclosure is added above the row relating to the Barclays Municipal 20 Year Index (17-22 Year) in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Municipal Bond Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	9.05%	5.16%	4.74%

PIMCO National Intermediate Municipal Bond Fund
Effective September 1, 2015, the tenth sentence in the second paragraph of the "Principal Investment Strategies" section of the PIMCO National Intermediate Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays 1-15 Year Municipal Bond Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2015 was 5.11 years.
In addition, effective September 1, 2015, the second paragraph of the "Performance Information" section of the PIMCO National Intermediate Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Effective September 1, 2015, the Fund's broad-based securities market index is the Barclays 1-15 Year Municipal Bond Index. The Barclays 1-15 Year Municipal Bond Index is the 1-15 Year (1-17) component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to September 1, 2015, the Fund's broad-based securities market index was the Barclays Municipal Bond 1-20 Year Blend (1-22) Index. The Barclays Municipal Bond 1-20 Year Blend (1-22) Index is the 1-20 Year Blend (1-22) component of the Barclays Municipal Bond Index. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

In addition, effective September 1, 2015, the following disclosure is added above the row relating to the Barclays Municipal Bond 1-20 Year Blend (1-22) Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO National Intermediate Municipal Bond Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (05/31/2012)
Barclays 1-15 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	6.36%	2.84%

PIMCO New York Municipal Bond Fund
Effective September 1, 2015, the sixth sentence in the second paragraph of the "Principal Investment Strategies" section of the PIMCO New York Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays New York Municipal Bond Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2015 was 6.49 years.
In addition, effective September 1, 2015, the first sentence in the third paragraph of the "Principal Investment Strategies" section of the PIMCO New York Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.
In addition, effective September 1, 2015, the second paragraph of the "Performance Information" section of the PIMCO New York Municipal Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Effective September 1, 2015, the Fund's broad-based securities market index is the Barclays New York Municipal Bond Index. The Barclays New York Municipal Bond Index is the New York component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Prior to September 1, 2015, the Fund's broad-based securities market index was the Barclays 20 Year (17-22 Year) New York Municipal Bond Index. The Barclays 20 Year (17-22 Year) New York Municipal Bond Index is the 20 year (17-22) component of the Barclays New York Municipal Bond Index. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.
In addition, effective September 1, 2015, the following disclosure is added above the row relating to the Barclays 20 Year (17-22 Year) New York Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO New York Municipal Bond Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	8.60%	4.89%	4.67%

PIMCO Funds

Supplement Dated August 20, 2015 to the
International Bond Funds Prospectus dated July 31, 2015,
as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Global Advantage Strategy Bond Fund (the "Fund")

Effective September 1, 2015, the Fund's secondary benchmark index is the PIMCO Global Advantage Bond Index® ("GLADI") (USD Partially Hedged). Accordingly, effective September 1, 2015, the following changes are made:
The second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Fund's secondary benchmark index, PIMCO Global Advantage Bond Index® ("GLADI") (USD Partially Hedged), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing—as bond prices tend to be inversely related to GDP growth rates—and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the Barclays U.S. Aggregate Index. Prior to September 1, 2015, the Fund's secondary benchmark index was an unhedged version of the same GLADI benchmark as described. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

In addition, the following disclosure is added above the row relating to the PIMCO Global Advantage Bond Index® (GLADI) (NY Close) in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (02/05/2009)
PIMCO Global Advantage Bond Index® ("GLADI") (USD Partially Hedged)	2.66%	3.91%	5.25%